Income taxes - Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Income Tax Assets and Liabilities
Deferred tax assets	$ 26,839	$ 12,888
Deferred tax liabilities	5,705	1,125
Non-current assets	9,343	2,610
Non-current liabilities	(3,638)	(1,485)
Deferred tax assets (liabilities)	5,705	1,125	$ 163
Non-capital loss carryforwards
Deferred Income Tax Assets and Liabilities
Deferred tax assets	19,541	11,908
Stream and other assets
Deferred Income Tax Assets and Liabilities
Deferred tax assets	7,298	980
Royalties and other assets
Deferred Income Tax Assets and Liabilities
Deferred tax liabilities	$ (21,134)	$ (11,763)